QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Tables) [Abstract]
Schedule Of Quarterly Financial Data [Text Block]
SEMPRA ENERGY
(In millions, except for per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2011
Revenues	$2,434	$2,422	$2,576	$2,604
Expenses and other income	$2,091	$1,836	$2,188	$2,198

Net income	$260	$494	$319	$308
Earnings attributable to Sempra Energy	$254	$503	$289	$285

Basic per-share amounts(1):
Net income	$1.08	$2.06	$1.33	$1.28
Earnings attributable to Sempra Energy	$1.06	$2.10	$1.21	$1.19
Weighted average common shares outstanding	240.1	239.4	239.5	239.8

Diluted per-share amounts(1):
Net income	$1.08	$2.05	$1.32	$1.27
Earnings attributable to Sempra Energy	$1.05	$2.09	$1.20	$1.18
Weighted average common shares outstanding	241.9	240.8	241.9	241.8
2010
Revenues	$2,534	$2,008	$2,116	$2,345
Expenses and other income	$2,395	$1,771	$2,017	$2,033

Net income	$103	$187	$119	$294
Earnings attributable to Sempra Energy	$109	$204	$123	$273

Basic per-share amounts(1):
Net income	$0.42	$0.75	$0.49	$1.23
Earnings attributable to Sempra Energy	$0.44	$0.82	$0.50	$1.14
Weighted average common shares outstanding	246.1	246.8	246.7	239.5

Diluted per-share amounts(1):
Net income	$0.41	$0.74	$0.48	$1.21
Earnings attributable to Sempra Energy	$0.44	$0.81	$0.50	$1.12
Weighted average common shares outstanding	250.4	249.7	249.8	242.5
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2011
Operating revenues	$840	$697	$868	$968
Operating expenses	677	584	658	699
Operating income	$163	$113	$210	$269

Net income	$94	$53	$136	$172
(Earnings) losses attributable to noncontrolling interests	(4)	19	(21)	(13)
Earnings	90	72	115	159
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$89	$71	$113	$158
2010
Operating revenues	$742	$692	$811	$804
Operating expenses	604	546	613	629
Operating income	$138	$146	$198	$175

Net income	$76	$55	$103	$124
(Earnings) losses attributable to noncontrolling interests	8	21	5	(18)
Earnings	84	76	108	106
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$83	$75	$106	$105

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2011
Operating revenues	$1,056	$876	$844	$1,040
Operating expenses	937	773	709	911
Operating income	$119	$103	$135	$129

Net income	$68	$60	$81	$79
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$68	$59	$81	$79
2010
Operating revenues	$1,182	$834	$776	$1,030
Operating expenses	1,048	716	642	900
Operating income	$134	$118	$134	$130

Net income	$65	$70	$78	$74
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$65	$69	$78	$74